TAXES ON INCOME (Carryforward Tax Losses and Credits and Deferred Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating Loss Carryforwards [Line Items]
Changes in valuation allowance	$ 11,832	$ 6,273	$ (14,781)
Israeli [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	87,000
United States [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 30,000
Operating loss carryforwards utilization period	20 years
Europe [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 10,000
Operating loss carryforwards utilization period	9 years
Latin America [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 30,000
Latin America [Member] | Carryforward Utilization Period - 4 Years [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 12,000
Operating loss carryforwards utilization period	4 years
Latin America [Member] | Carryforward Utilization Period - Indefinitely [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 18,000